PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 19,254
Net interest on net defined benefit liability/asset	62,313
Total	81,567
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	3,076
Net interest on net defined benefit liability/asset	5,762
Total	8,838
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	16,178
Net interest on net defined benefit liability/asset	56,551
Total	R$ 72,729